UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Snyder Capital Management, L.P.
Address:  One Market Plaza, Steuart Tower, Suite 1200
          San Francisco, CA  94105

Form 13F File Number:    28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sonja L. Commer
Title:    Chief Compliance Officer
Phone:    415-392-3900

Signature, Place and Date of Signing:
Sonja L. Commer                    San Francisco, CA   August 8, 2008
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      67

Form 13F Information Table Value Total:      2,381,301 (x1000)


List of Other Included Managers:

NO.       Form 13F File Number          Name

1         28-6808        Natixis Global Asset Management, L.P

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
NAME OF ISSUER          TITL  CUSIP      VALUE    SHARES       INV.     OTH  VOTING AUTH
                        E OF             X1000                 DISC.    ER
                        CLAS                                            MGR
                        S
                                                                             SOLE     SHR      NONE
Advance Auto Parts      COM   00751Y106    25107   646600 SH   Defined         37000    609600
Inc.
Alpharma Inc. - Cl. A   COM   020813101    24700  1096299 SH   Defined          2600    965699    128000
AnnTaylor Stores Corp.  COM   036115103    34546  1441800 SH   Defined         11300   1287300    143200
Arch Chemical Inc.      COM   03937R102    48780  1471499 SH   Defined          3800   1309399    158300
Ashland Inc.            COM   044209104    10059   208700 SH   Defined         23200    185500
Brookfield Asset        COM   112585104    97995  3011535 SH   Defined         77637   2715974    217924
Management -
CEC Entertainment,      COM   125137109    21689   774317 SH   Defined          2200    703717     68400
Inc.
Cabot Corp.             COM   127055101    50255  2067274 SH   Defined         42200   1857274    167800
Cabot Microelectronics  COM   12709P103    65261  1968652 SH   Defined         42300   1773297    153055
Cambrex Corp.           COM   132011107    13483  2296898 SH   Defined          5100   2046598    245200
CapLease, Inc.          COM   140288101    27633  3689298 SH   Defined          9500   3254298    425500
Cedar Shopping Centers  COM   150602209    34739  2964098 SH   Defined          6800   2609098    348200
Inc.
Central European Media  COM   G20045202   102489  1132102 SH   Defined         27700   1023602     80800
Charming Shoppes        COM   161133103    31660  6897608 SH   Defined        146200   6170008    581400
Clean Harbors Inc.      COM   184496107    88618  1247085 SH   Defined         18100   1129175     99810
Cognex Corp             COM   192422103    17802   772304 SH   Defined          1500    686304     84500
Comstock Resources      COM   205768203    71782   850200 SH   Defined          2300    754100     93800
Inc.
Curtiss-Wright Corp     COM   231561101    29197   652600 SH   Defined         41300    611300
Cytec Industries, Inc.  COM   232820100    53305   977000 SH   Defined         24400    870500     82100
Devon Energy Corp.      COM   25179M103    29420   244844 SH   Defined         16260    228584
Dress Barn Inc.         COM   261570105    22947  1714986 SH   Defined          4400   1509886    200700
Drew Industries         COM   26168L205    14951   937398 SH   Defined          2300    833198    101900
Esterline Technologies  COM   297425100    50240  1019899 SH   Defined          3000    981699     35200
Corp
FTI Consulting          COM   302941109    54309   793298 SH   Defined          2200    696298     94800
Franklin Electric Co    COM   353514102    66139  1705498 SH   Defined         31400   1538298    135800
Inc
Haemonetics Corp.       COM   405024100    51481   928257 SH   Defined          2400    826757     99100
Harley-Davidson Inc.    COM   412822108     6835   188500 SH   Defined         18300    170200
Henry Schein, Inc.      COM   806407102     3213    62300 SH   Defined          7100     55200
Hercules Inc.           COM   427056106     4419   261000 SH   Defined         27600    233400
ITT Educational         COM   45068B109    11957   144700 SH   Defined         15700    129000
Services Inc
Idex Corp.              COM   45167R104     2698    73225 SH   Defined          7800     65425
Itron Inc               COM   465741106    51775   526439 SH   Defined          1500    466389     58550
KV Pharmaceutical Co-   COM   482740206    40197  2079500 SH   Defined         43600   1831100    204800
Cl A
Kaman Corp              COM   483548103    31223  1371832 SH   Defined          3800   1322432     45600
Kennametal Inc.         COM   489170100    94840  2913682 SH   Defined         59500   2632834    221348
Ladish Co Inc.          COM   505754200    27206  1321300 SH   Defined          3400   1154100    163800
Lance Inc               COM   514606102    14951   796529 SH   Defined          1887    705901     88741
Liberty Media Corp.-    COM   53071M500     8962   369892 SH   Defined         21436    348456
Entertainm
Lowe's Cos Inc.         COM   548661107      581    28000 SH   Defined                   28000
Mid-America Apartment   COM   59522J103    34197   670000 SH   Defined         11800    593100     65100
Communit
Molex Inc. - Cl A       COM   608554200     6472   282500 SH   Defined         31200    251300
NCR Corp.               COM   62886E108    24321   965120 SH   Defined         55300    909820
Nabors Industries Ltd   COM   G6359F103    18944   384800 SH   Defined         44400    340400
Novagold Resources      COM   66987E206    34148  4583600 SH   Defined        106000   4103200    374400
Inc.
O'Reilly Automotive     COM   686091109    13494   603764 SH   Defined         62100    541664
Inc.
Officemax, Inc          COM   67622P101     3589   258200 SH   Defined         30900    227300
Orthofix International  COM   N6748L102    31787  1098000 SH   Defined          2800    971500    123700
NV
Parexel Intl Corp       COM   699462107    43465  1652032 SH   Defined          5000   1478032    169000
Patterson-UTI Energy    COM   703481101   102798  2845235 SH   Defined         60200   2578935    206100
Inc.
R.R. Donnelley & Sons   COM   257867101     4896   164900 SH   Defined         19700    145200
Regis Corp.             COM   758932107    27607  1047698 SH   Defined          3100    937698    106900
Republic Services Inc.  COM   760759100    17927   603612 SH   Defined         68450    535162
- Cl.A
Scholastic Corp.        COM   807066105    32263  1125706 SH   Defined          3300    981510    140896
Shaw Group Inc.         COM   820280105    69588  1126198 SH   Defined         28900   1014298     83000
Simpson Manufacturing   COM   829073105    62811  2645798 SH   Defined         54000   2382498    209300
Steelcase Inc. Cl A     COM   858155203    20690  2062800 SH   Defined         48500   1831100    183200
Texas Industries Inc.   COM   882491103    27296   486300 SH   Defined          1300    434500     50500
Thor Industries, Inc.   COM   885160101    22474  1057100 SH   Defined         33600    932100     91400
UGI Corp.               COM   902681105    76778  2674246 SH   Defined         55700   2490146    128400
United Stationers Inc   COM   913004107    47758  1292498 SH   Defined         38100   1163698     90700
Universal Health        COM   913903100    26761   423300 SH   Defined         25200    398100
Services - B
Wabco Holdings Inc.     COM   92927K102     4121    88695 SH   Defined         10166     78529
Warnaco Group           COM   934390402    31141   706632 SH   Defined          1800    634448     70384
Waste Connections Inc.  COM   941053100    26856   841100 SH   Defined          2100    742000     97000
West Pharmaceutical     COM   955306105    81670  1887012 SH   Defined         38300   1693812    154900
Services I
Williams-Sonoma Inc     COM   969904101    13527   681800 SH   Defined         37800    644000
Zale Corp.              COM   988858106    36478  1931099 SH   Defined         61700   1735999    133400



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